Schedule of financial instruments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total current financial assets at amortised cost	R$ 19,587,380	R$ 13,328,279
Total current financial assets	21,982,467	16,638,453
Total current financial assets at fair value through profit or loss	2,395,087	3,310,174
Total non-current financial assets at amortised cost	2,687,747	2,461,619
Total non-current financial assets	2,878,068	2,521,498
Total non-current financial assets at fair value through profit or loss	190,321	59,879
Total financial assets at fair value through profit or loss	2,585,408	3,370,053
Total financial assets at amortised cost	22,275,127	15,789,898
Total current financial liabilities at amortised cost	17,745,619	10,638,642
Total current financial liabilities	17,745,619	10,647,364
Total current financial liabilities at fair value through profit or loss		8,722
Total non-current financial liabilities at amortised cost	27,813,043	32,195,160
Total non-current financial liabilities	27,914,865	32,292,695
Total non-current financial liabilities at fair value through profit or loss	101,822	97,535
Total financial liabilites at fair value through profit or loss	101,822	106,257
Total financial liabilities at amortised cost	45,558,662	42,833,802
Total financial liabilities	45,660,484	42,940,059
Dividends And Interest On Equity [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets at amortised cost	76,878	38,088
Total current financial assets	76,878	38,088
Total current financial liabilities at amortised cost	1,206,870	946,133
Total current financial liabilities	1,206,870	946,133
Related parties [member]
IfrsStatementLineItems [Line Items]
Total current financial assets	4,511
Borrowings And Financing [Member]
IfrsStatementLineItems [Line Items]
Total current financial liabilities at amortised cost	5,532,736	4,155,483
Total current financial liabilities	5,532,736	4,155,483
Total non-current financial liabilities at amortised cost	27,221,914	31,215,128
Total non-current financial liabilities	27,221,914	31,215,128
Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Total current financial liabilities at amortised cost	6,446,999	4,819,539
Total current financial liabilities	6,446,999	4,819,539
Total non-current financial liabilities at amortised cost	98,625	543,527
Total non-current financial liabilities	98,625	543,527
Trade Payables Drawee Risk [Member]
IfrsStatementLineItems [Line Items]
Total current financial liabilities at amortised cost	4,439,967	623,861
Total current financial liabilities	4,439,967	623,861
Leases [Member]
IfrsStatementLineItems [Line Items]
Total current financial liabilities at amortised cost	119,047	93,626
Total current financial liabilities	119,047	93,626
Total non-current financial liabilities at amortised cost	492,504	436,505
Total non-current financial liabilities	492,504	436,505
Cash And Cash Equivalant [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets at amortised cost	16,646,480	9,944,586
Total current financial assets	16,646,480	9,944,586
Short Term Investment [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets at amortised cost	261,673	478,253
Total current financial assets	2,644,732	3,783,362
Total current financial assets at fair value through profit or loss	2,383,059	3,305,109
Trade receivables [member]
IfrsStatementLineItems [Line Items]
Total current financial assets at amortised cost	2,597,838	2,867,352
Total current financial assets	2,597,838	2,867,352
Trading securities [member]
IfrsStatementLineItems [Line Items]
Total current financial assets	12,028	5,065
Total current financial assets at fair value through profit or loss	12,028	5,065
Related parties [member]
IfrsStatementLineItems [Line Items]
Total current financial assets at amortised cost	4,511
Total non-current financial assets at amortised cost	1,143,228	966,050
Total non-current financial assets	1,143,228	966,050
Investment property [member]
IfrsStatementLineItems [Line Items]
Total non-current financial assets at amortised cost	147,671	123,409
Total non-current financial assets	147,671	123,409
Other Trade Receivables [Member]
IfrsStatementLineItems [Line Items]
Total non-current financial assets at amortised cost	2,345	2,445
Total non-current financial assets	2,345	2,445
Compulsory Loan Eletrobras [Member]
IfrsStatementLineItems [Line Items]
Total non-current financial assets at amortised cost	859,607	852,532
Total non-current financial assets	859,607	852,532
Receivables By Indemnity [Member]
IfrsStatementLineItems [Line Items]
Total non-current financial assets at amortised cost	534,896	517,183
Total non-current financial assets	534,896	517,183
Investment Property 1 [Member]
IfrsStatementLineItems [Line Items]
Total non-current financial assets		190,321
Total non-current financial assets at fair value through profit or loss	190,321	59,879
Financial Investmentes [Member]
IfrsStatementLineItems [Line Items]
Total non-current financial assets		59,879
Derivatives [member]
IfrsStatementLineItems [Line Items]
Total current financial liabilities		8,722
Total current financial liabilities at fair value through profit or loss		8,722
Total non-current financial liabilities	101,822	97,535
Total non-current financial liabilities at fair value through profit or loss	R$ 101,822	R$ 97,535